Income and other taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 204,091	$ 152,250	$ 46,353
Current tax expense (income), related to Pillar Two income taxes	3,000
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	170,000	201,000
Trinidad
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	107,000	82,000
Deferred tax assets	38,000	29,000
New Zealand
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	36,000	25,000
Deferred tax assets	10,000	7,000
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	47,000	123,000
Deferred tax assets	$ 12,000	$ 30,000